Revenue Recognition (Details) - Schedule of Revenue by Product Category - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Total revenue	$ 646,828	$ 367,697	$ 1,794,385	$ 963,967	$ 1,530,223	$ 437,887
Training [Member]
Revenue from External Customer [Line Items]
Total revenue			462,277	199,672	279,404	112,970
Product supplies [Member]
Revenue from External Customer [Line Items]
Total revenue			981,756	552,634	866,104	209,706
Equipment [Member]
Revenue from External Customer [Line Items]
Total revenue			155,480	211,664	163,460	$ 115,211
Patient procedures [Member]
Revenue from External Customer [Line Items]
Total revenue			$ 194,872		$ 221,255